Average Annual Total Returns		12 Months Ended	60 Months Ended	79 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Defiance LLM Catalyst Momentum ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.94%	9.18%	15.81%
Performance Inception Date	May 20, 2019
Defiance LLM Catalyst Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.92%	9.03%	13.88%
Defiance LLM Catalyst Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.72%	7.20%	11.85%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	14.42%	16.03%